New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2019
New and amended standards and interpretations [abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any impact on the accounting policies, financial position or performance of the Bank:

IFRIC 23 Uncertainty over Income Tax Treatments: Amendment to clarify how the recognition and measurement requirements of IAS 12 apply when there is uncertainty about tax treatments.